Stockholders' Equity (Details 4)					12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2011	Dec. 31, 2013 Investors in connection with Series A preferred offering [Member]	Dec. 31, 2013 Placement agent in connection with Series A preferred offering [Member]	Dec. 31, 2013 Note holders in connection with 2012 and 2013 subordinated notes offering [Member]	Dec. 31, 2013 Founder Warrants [Member]		Dec. 31, 2013 Placement agent in connection with subordinated notes offering [Member]	Dec. 31, 2013 Placement agent in connection with acquisition of Medeor, Inc. [Member]	Dec. 31, 2013 Advisory Firm [Member]	Dec. 31, 2013 Consultants [Member]	Dec. 31, 2013 Other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants	89,265,160	48,652,342		62,512	25,000,000	12,500,000	2,812,500	8,682,125		1,406,250	2,000,000	36,186,773	615,000	62,512
Exercise price per share	0.01		0.08	1.00	0.08	0.08	0.08	0.08		0.08	0.11	0.01	0.08	1.00
Expiration					2019-2020	2019-2020	2019-2020	2019	[1]	2019-2020	2020		2016-2017	2017

[1]	The warrants were cancelled on January 29, 2014. (See Note 8, Legal)